Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense (Benefit)
The provision for income taxes consists of the following components (in thousands):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$110,825	$97,887	$75,009
State	19,693	14,435	16,552
Foreign	13,202	3,883	2,483
	$143,720	$116,205	$94,044
Deferred:
Federal	$5,824	$8,376	$8,928
State	(647)	919	598
Foreign	(955)	7	(563)
	$4,222	$9,302	$8,963
Provision for income taxes	$147,942	$125,507	$103,007

Schedule Of Income Before Income Tax, Domestic and Foreign
Income taxes have been based on the following components of income from continuing operations before provision for income taxes (in thousands):

	Year Ended December 31,
	2012	2011	2010
Domestic	$348,150	$319,305	$264,438
Foreign	61,017	16,466	5,687
	$409,167	$335,771	$270,125

Schedule Of Effective Income Tax Rate Reconciliation
The U.S. federal statutory rate is reconciled to the effective tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of state credits and federal tax impact	3.1%	3.1%	3.4%
Impact of international operations	(2.3)%	(0.8)%	(0.3)%
Non-deductible expenses	0.8%	0.7%	0.3%
Federal production incentives and credits	(0.3)%	(0.4)%	(0.2)%
Revaluation of deferred taxes	(0.3)%	—%	(0.5)%
Other, net	0.2%	(0.2)%	0.4%
Effective tax rate	36.2%	37.4%	38.1%

Schedule Of Deferred Tax Assets and Liabilities
The significant components of our deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2012	2011
Deferred Tax Assets:
Inventory	$29,523	$22,267
Accrued expenses and reserves	27,361	18,357
Accounts receivable	10,037	10,860
Stock-based compensation	9,442	8,945
Qualified and nonqualified retirement plans	7,476	5,157
Net operating loss carryforwards	4,451	4,722
Interest rate swaps	5,461	3,679
Other	4,711	8,621
	98,462	82,608
Less valuation allowance	(1,631)	(1,911)
Total deferred tax assets	$96,831	$80,697
Deferred Tax Liabilities:
Goodwill and other intangible assets	$64,704	$46,373
Property and equipment	48,994	44,535
Trade name	30,336	32,592
Other	1,428	1,864
Total deferred tax liabilities	$145,462	$125,364
Net deferred tax liability	$(48,631)	$(44,667)

Schedule Of Deferred Tax Assets And Liabilities Classification
Deferred tax assets and liabilities are reflected on our Consolidated Balance Sheets as follows (in thousands):

	December 31,
	2012	2011
Current deferred tax assets	$53,485	$45,690
Noncurrent deferred tax assets	164	—
Current deferred tax liabilities	5	1,561
Noncurrent deferred tax liabilities	102,275	88,796

Schedule Of Unrecognized Tax Benefits Rollforward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	2012	2011	2010
Balance at January 1	$5,497	$5,441	$8,526
Additions based on tax positions related to the current year	973	952	713
Additions for tax positions of prior years	167	192	281
Reductions for tax positions of prior years	(2,379)	—	(86)
Reductions for tax positions of prior years—timing differences	—	—	(2,041)
Lapse of statutes of limitations	(998)	(892)	(1,952)
Settlements with taxing authorities	(957)	(196)	—
Balance at December 31	$2,303	$5,497	$5,441